Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2019
Accrued Liabilities and Other Payables
Accrued Liabilities and Other Payables

13.	Accrued Liabilities and Other Payables

The following is a summary of accrued liabilities and other payables as of December 31, 2018 and 2019:

	December 31, 2018	December 31, 2019
	RMB in thousands
Accrued marketing expenses	71,217	229,457
Leasing liabilities - current portion	—	95,901
Consideration payable for acquisitions and investments	502,279	79,059
Advances to/payables from third parties	21,966	76,893
Payables to producers and licensors	9,357	25,898
Professional fees	13,492	22,562
Other staff related cost	18,685	13,791
Interest payable	—	11,990
Others	33,446	20,212

Total	670,442	575,763